Market risks (Details) (USD $)					3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Mar. 31, 2009 Downturn in U.S. Economy [Member]	Dec. 31, 2010 Downturn in U.S. Economy [Member]	Dec. 31, 2009 Downturn in U.S. Economy [Member]	Dec. 31, 2008 Downturn in U.S. Economy [Member]	Jun. 30, 2011 Downturn in U.S. Economy [Member]	Sep. 30, 2010 Downturn in U.S. Economy [Member]
Economic conditions [Abstract}
Impairment charge, goodwill, Small Business Services segment					$ 20,000,000
Impairment charge, indefinite-lived trade name, Small Business Services segment					4,900,000
Excess of fair value over carrying value of reporting unit's net assets, minimum										43,000,000
Excess of fair value over carrying value of reporting unit's net assets, maximum										546,000,000
Excess of fair value over carrying value of reporting unit's net assets, minimum (in hundredths)										55.00%
Excess of fair value over carrying value of reporting unit's net assets, maximum (in hundredths)										442.00%
Carrying value of indefinite-lived trade name										19,100,000
Excess of fair value over carrying value of indefinite-lived trade name										5,000,000
Postretirement benefit plan [Abstract]
Increase in unfunded status of postretirement benefit plan								29,900,000
Increase in postretirement benefit expense							2,400,000
Increase in fair value of plan assets						11,000,000	21,600,000
Financial institution clients [Abstract]
Contract acquisition costs	50,411,000	57,476,000	57,483,000	45,701,000					50,400,000
Liabilities for contract acquisition costs not paid									$ 14,400,000